Net Loss Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basic and diluted loss per share
Net loss for the year	$ (7,910)	$ (66)	$ (3,225)
Weighted average number of basic ordinary shares outstanding	12,938,128	12,938,128	12,938,128
Weighted average number of diluted ordinary shares outstanding	12,938,128	12,938,128	12,938,128
Basic net loss per share (in HK$)	$ (0.61)	$ (0.005)	$ (0.25)
Diluted net loss per share (in HK$)	$ (0.61)	$ (0.005)	$ (0.25)